Accounts Receivable	12 Months Ended
Mar. 31, 2021
Accounts Receivable [Abstract]
Accounts Receivable

4. Accounts Receivable

The Company has evaluated the carrying value of accounts receivable as at March 31, 2021 in accordance with IFRS 9 and has determined that an allowance against accounts receivable of $35,639 as at March 31, 2021 (2020 - $46,447) is warranted.